Max Berueffy

Senior Counsel

Writer’s Direct Number: (205) 268-3581

Facsimile Number:  (205) 268-3597

Toll-Free Number:  (800) 627-0220

November 18, 2019

VIA EDGAR

U.S. Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

RE:	Protective Life Insurance Company
Protective Variable Life Separate Account
Protective Strategic Objectives II VUL
Filing Pursuant to Rule 497(j) for
File No. 333-232740; 811-7337

Commissioners:

On behalf of Protective Life Insurance Company and Protective Variable Life Separate Account, I hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, (the “Securities Act”) that the Prospectus and Statement of Additional Information being used in connection with the offering of the “Protective Strategic Objectives II VUL”, a variable life contract, and otherwise required to be filed under Rule 497(c) does not differ from the Prospectus and Statement of Additional Information contained in Pre-Effective Amendment No. 1 for Protective Variable Life Separate Account as filed with the Commission on October 29, 2019 via EDGARLINK.

Please do not hesitate to call me at (800) 627-0220 if you have any questions.

Sincerely,

/s/Max Berueffy
Max Berueffy